Restricted Deposits - Summary of Restricted Deposits (Parentheticals) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Restricted Deposits [Abstract]
Restricted Funds For Developing Small And Medium Enterprises Returned During Period	₩ 200,000